IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss		$ 9,483
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	$ 31,578	31,933
Impairment loss recognized in profit or loss	1,305	2,840
Reverse of impairment recognized loss in profit or loss	(11,690)	(2,493)
Increase (decrease) in foreign exchange	1,638	(702)
Closing balance	$ 22,831	$ 31,578